Nature of Operations and Basis of Presentation - Details 2 (Details) $ in Thousands	8 Months Ended
Sep. 30, 2024 USD ($)
Nature of Operations and Basis of Presentation [Line Items]
Opening accumulated deficit	$ 45,600
Research and development, percentage	45.00%
Opening cash balance	$ 960
Operating cash	3,400
Cash and accumulated deficit	71,600
Maximum [Member]
Nature of Operations and Basis of Presentation [Line Items]
Opening cash balance	1,880
Minimum [Member]
Nature of Operations and Basis of Presentation [Line Items]
Opening cash balance	$ 920